Feb. 28, 2025
Innovator Deepwater Frontier Tech ETF
Innovator Deepwater Frontier Tech ETF
Investment Objective
The Fund seeks to track, before fees and expenses, the performance of the Deepwater Frontier Tech Index (the “Index”).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Innovator Deepwater Frontier Tech ETF Innovator Deepwater Frontier Tech ETF
Management Fees	0.70%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.70%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Expense Example	1 Year	3 Years	5 Years	10 Years
Innovator Deepwater Frontier Tech ETF | Innovator Deepwater Frontier Tech ETF | USD ($)	72	224	390	871

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2024, the Fund’s portfolio turnover rate was 165% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets (including borrowings for investment purposes) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser”), the Fund’s investment sub-adviser, seeks a correlation of 0.95 or better (before fees and expenses) between the Fund’s performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Deepwater Frontier Tech Index is a rules-based stock index owned, developed and maintained by Deepwater Asset Management, LLC (“Deepwater” or the “Index Provider”) that seeks to identify and track those companies identified as being on the frontier of the development of new technologies that have the potential to have an outsized influence on the future. These include, but are not limited to, companies engaged in the development and utilization of artificial intelligence, computer perception, robotics, autonomous vehicle technologies, virtual reality, mixed/augmented reality and other similarly disruptive technological innovations.

The Index is composed of common stocks, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The securities comprising the Index may be issued by small, mid or large capitalization issuers operating in developing or emerging markets. The Index Provider begins the security selection process by identifying the technological sub-themes most relevant to the Fund’s “frontier technology” investment theme. A company is eligible for inclusion in the Index if it derives 50% of its revenue from one of the identified sub-themes or if it meets two of the following three criteria: (i) the company currently derives at least 25% of revenue from some combination of the identified sub-themes; (ii) the company’s revenue related to one or more identified sub-themes grew by more than 25% year-over-year in the most recent calendar year; or (iii) the company’s operating expenditures related to one or more identified sub-themes grew by more than 25% year-over-year in the most recent calendar year. As of the date of the prospectus, the Index Provider has identified the following sub-themes as being relevant to the Index’s investment theme:

•   Artificial Intelligence.    Companies that provide or are developing software services that seek to automate industrial, knowledge work, and consumer processes. These services may directly automate specific processes or provide semi-automated tools as an intermediate step to full automation.

•   Autonomous and Electric Vehicles.    Companies that provide or are developing hardware and/or software used in the development of self-driving or unmanned aerial vehicles, or other autonomous vehicles that operate on land, air or sea. The category also includes electrification, energy storage, and other companies relevant to the evolution of energy.

•   Fintech.    Companies involved in creating transformative experiences involving the use of money. This sub-theme may include companies that enable complex commerce transactions, innovative retail experiences, new credit products, and alternative currencies.

•   Robotics.    Companies that create or are developing robotics and related products and services for industrial, collaborative, agricultural, medical and/or consumer-related automation. This includes companies that provide hardware and software related to enabling perception (vision and sound), which could include sensors, laser arrays, semiconductors, among others.

•   Virtual/Augmented Reality.    Companies that provide or are developing hardware and/or software for delivering immersive virtual reality experiences or for delivering experiences that enhance the physical world with a digital overlay, including gaming companies.

Once eligible companies have been identified, the investible universe is narrowed by excluding companies that do not meet certain criteria. To be included in the Index, a company or its issued securities must meet the following requirements:

•   All securities, including those issued by companies operating in “emerging markets” countries, must have their primary listing exchange be located in a “developed market” country (as identified by the Index Provider) or in China, India, South Korea or Taiwan.

•   Companies must have a minimum market capitalization of $250 million (but no more than $500 billion) and a minimum average daily liquidity of $2 million over the previous six months. In addition, a security must have traded on 90% of the eligible trading days in the previous six months. In the case of securities that do not have a six-month trading history (e.g. securities issued in recent initial public offerings), such a security must have a minimum average daily liquidity of $2 million for the last full month of trading and a stock price of at least $10.

•   All securities must have a minimum free float equivalent to 10% of the securities outstanding.

•   Securities trading at a price greater than $10,000 per share may not be included in the Index. This is not applicable to existing constituents of the Index. Existing constituents that have appreciated in value to greater than $10,000 per share may remain in the Index.

The Index Provider uses the thematic focus areas to narrow the frontier list to 30 securities that will comprise the Index based on its assessment of a company’s near and long-term prospects relative to frontier technology development.

After establishing the selection set, the Index Provider ranks companies using the following metrics: (1) revenue growth; and (2) revenue growth acceleration ranking. Each of these two rankings will be weighted by 1/2 and summed to create a composite ranking for each stock in the selection set.

The Index is weighted across the two ranking categories given the ranking of the selection set: a high conviction category of 5 stocks at 5% weight each, and a conviction category with 25 stocks at a weight of 3% weight each. The Index is rebalanced and reconstituted monthly.

The Fund is classified as a “diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. As of the date of this prospectus, the Fund had significant exposure to the information technology sector.

Principal Risks
Performance

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compared to those of the Index, a market index and a broad-based market index. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Calendar Year Total Returns as of 12/31

The Fund’s highest quarterly return was 43.85% (quarter ended December 31, 2020) and the Fund’s lowest quarterly return was (35.02)% (quarter ended June 30, 2022).
Average Annual Total Return as of December 31, 2024
Average Annual Returns - Innovator Deepwater Frontier Tech ETF	Label	1 Year	5 Years	Since Inception	Inception Date
Innovator Deepwater Frontier Tech ETF	Return Before Taxes	21.83%	14.78%	12.48%	Jul. 24, 2018
Innovator Deepwater Frontier Tech ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	21.83%	14.78%	12.48%	Jul. 24, 2018
Innovator Deepwater Frontier Tech ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	12.92%	11.92%	10.15%	Jul. 24, 2018
Deepwater Frontier Tech Index (reflects no deduction for fees, expenses or taxes)	Deepwater Frontier Tech Index (reflects no deduction for fees, expenses or taxes)	22.87%	15.65%	13.23%	Jul. 24, 2018
Dow Jones Global Index (reflects no deduction for fees, expenses or taxes)	Dow Jones Global Index (reflects no deduction for fees, expenses or taxes)	16.87%	9.87%	9.45%	Jul. 24, 2018
NASDAQ-100 Total Return Index (reflects no deduction for fees, expenses or taxes)	NASDAQ-100 Total Return Index (reflects no deduction for fees, expenses or taxes)	25.88%	20.18%	18.63%	Jul. 24, 2018
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.99%	Jul. 24, 2018

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.